CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity:
Preferred Shares of beneficial interest, par value	$ 0.01	$ 0.01
Preferred Shares of beneficial interest, shares authorized	100,000,000	100,000,000
Preferred Shares of beneficial interest, shares issued	1,600,000	1,950,925
Preferred Shares of beneficial interest, shares outstanding	1,600,000	1,950,925
Common Shares of beneficial interest, par value	$ 0.01	$ 0.01
Common Shares of beneficial interest, shares authorized	1,000,000,000	1,000,000,000
Common Shares of beneficial interest, shares issued	290,197,242	279,959,048
Common Shares of beneficial interest, shares outstanding	290,197,242	279,959,048